Bank borrowings - Maturity of bank borrowings (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Maturity of bank borrowings
Within 1 year	$ 2,876
Between 1 to 2 years	3,207
Between 2 to 3 years	2,613
Between 3 to 4 years	2,128
Between 4 to 5 years	1,733
Beyond 5 years	$ 7,610